Long-Term Debt - Senior Convertible PIK Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 08, 2020	Nov. 21, 2017
Debt Instrument [Line Items]
Borrowed amount					$ 1,300,000
Interest expense	$ 335,638	$ 376,346	$ 383,261
Senior Convertible PIK Notes, net of discount
Debt Instrument [Line Items]
Borrowed amount				$ 1,300,000
Percentage of discount on issuance of debt				2.50%
Percentage of interest payable in cash				6.00%
Percentage of interest payable in kind				7.00%
Interest expense	$ 26,300
Class A common stock | Senior Convertible PIK Notes, net of discount
Debt Instrument [Line Items]
Conversion price				$ 13.00